Cash and Cash Equivalents (Details) - Schedule of cash in process of collection and in process - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Documents held by other banks (documents to be cleared)	$ 137,396	$ 217,394
Funds receivable	315,567	137,668
Subtotal	452,963	355,062
Liabilities
Funds payable	361,631	198,248
Subtotal	361,631	198,248
Cash in process of collection, net	$ 91,332	$ 156,814